RELATED PARTY TRANSACTIONS - Tax consolidation transactions (Details) - CAD ($) $ in Millions					12 Months Ended
	Apr. 17, 2024	Nov. 01, 2023	Dec. 07, 2022	Oct. 17, 2022	Dec. 31, 2024
Related Parties
Subordinated loan from the parent corporation					$ (1,530.0)
Parent
Related Parties
Subordinated loan from the parent corporation					(1,530.0)
Subordinated loan granted during the period	$ 1,530.0			$ 2,113.0	$ 1,530.0
Interest rate on subordinated loan (in percentage)	9.25%			10.50%	9.25%
Parent | Series C preference shares
Related Parties
Repayment of subordinated loan		$ 1,595.0
Parent | Series N Preference Shares
Related Parties
Repayment of subordinated loan			$ 2,113.0
9346-9963 Quebec Inc | Series C preference shares
Related Parties
Number of preferred shares redeemed		1,595,000
Payments for redemption of preferred stock in cash		$ 1,595.0
9346-9963 Quebec Inc | Series N Preference Shares
Related Parties
Investment in an affiliated corporation				$ 2,113.0
Number of preferred shares redeemed			2,113,000
Preferred stock annual dividend rate (in percentage)				10.60%
Redeemable preferred shares acquired (in shares)				2,113,000
Payments for redemption of preferred stock in cash			$ 2,113.0
9511-8063 Quebec Inc | Series C preference shares
Related Parties
Number of preferred shares redeemed					1,530,000
Preferred stock annual dividend rate (in percentage)					9.35%
9511-8063 Quebec Inc | Series G preference shares
Related Parties
Investment in an affiliated corporation	$ 1,530.0
Preferred stock annual dividend rate (in percentage)	9.35%
Redeemable preferred shares acquired (in shares)	1,530,000
Other affiliated corporations
Related Parties
Investment in an affiliated corporation					$ 1,530.0